SHARE CAPITAL - Details of share option schemes (Details)	12 Months Ended
	Dec. 31, 2020 option $ / shares	Dec. 31, 2019 option $ / shares	Dec. 31, 2018 option $ / shares
SHARE CAPITAL [abstract]
Number of share options outstanding at the beginning of the year	27,030,000	67,907,000	129,919,000
Number of share options granted during the year	0	0	0
Number of share options forfeited during the year	(3,255,000)	(9,977,000)	(26,732,000)
Number of share options expired during the year	(23,775,000)	(30,900,000)	(35,280,000)
Number of share options exercised during the year	0	0	0
Number of share options outstanding at the end of the year	0	27,030,000	67,907,000
Number of share options exercisable at the end of the year	0	27,030,000	67,907,000
Weighted average exercise price outstanding at the beginning of the year | $ / shares	$ 12.70	$ 11.44	$ 12.34
Weighted average exercise price granted during the year | $ / shares	0	0	0
Weighted average exercise price forfeited during the year | $ / shares	12.70	12.70	11.33
Weighted average exercise price expired during the year | $ / shares	12.70	9.93	14.83
Weighted average exercise price exercised during the year | $ / shares	0	0	0
Weighted average exercise price outstanding at the end of the year | $ / shares	0	12.70	11.44
Weighted average exercise price exercisable at the end of the year | $ / shares	$ 0	$ 12.70	$ 11.44
Share options cancelled or modified during the year	0	0	0